Significant Events, Acquisition and Divestures - Summary of Issuance of New Shares (Detail)		12 Months Ended
	Feb. 21, 2018 EUR (€) Warrant	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [Line Items]
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments) | shares		573,477	6,658,848	1,769,890
Warrants 1 [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of classes of share capital [Line Items]
Number of warrants issued | Warrant	22,133,149
Exercise ratio	3 Warrants #1 for 4 new shares
Exercise price | €	€ 3.12
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	29,477,536
Expiry date of the warrants	21 February 2022
Warrants 2 [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of classes of share capital [Line Items]
Number of warrants issued | Warrant	71,932,731
Exercise ratio	3 Warrants #2 for 2 new shares
Exercise price | €	€ 4.02
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	47,955,154
Expiry date of the warrants	21 February 2023
Warrants 3 [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of classes of share capital [Line Items]
Number of warrants issued | Warrant	113,585,276
Exercise ratio	1 Warrant #3 for 1 new share
Exercise price | €	€ 0.01
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	113,585,276
Expiry date of the warrants	21 August 2018
Coordination Warrants [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of classes of share capital [Line Items]
Number of warrants issued | Warrant	7,099,079
Exercise ratio	1 Coordination Warrant for 1 new share
Exercise price | €	€ 0.01
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	7,099,079
Expiry date of the warrants	21 August 2018
Backstop Warrants [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of classes of share capital [Line Items]
Number of warrants issued | Warrant	10,648,619
Exercise ratio	1 Backstop Warrant for 1 new share
Exercise price | €	€ 0.01
Maximum number of shares to be issued upon exercise of the warrants (subject to adjustments)	10,648,619
Expiry date of the warrants	21 August 2018